Other income, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Other Expense Disclosure [Line Items]
Gain on sale of investments	$ 11,845,796	$ 18,088,327	$ 0
Others	(206,953)	(417,304)	195,355
Other income	$ 11,638,843	$ 17,671,023	$ 195,355